GENERAL (Details Textual) ₪ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Apr. 09, 2014 ILS (₪)	Jul. 31, 2015 ILS (₪)	Feb. 28, 2012 ILS (₪) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS (₪)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 ILS (₪)	Sep. 09, 2014 USD ($)	May. 31, 2014	Jan. 15, 2014	Jan. 14, 2014	Oct. 14, 2013	Oct. 13, 2013	Dec. 31, 2012	Jun. 30, 2008
Business Acquisition [Line Items]
Loss from sale of subsidiaries				$ 0	$ 209		$ 0
Other general and administrative expenses				0	683		403
Related Party Transaction, Amounts of Transaction				52	45		41
Asset Impairment Charges				917	1,122		0
Income Tax Expense (Benefit)				1,404	(8,849)		1,337
Net Income (Loss) Attributable to Parent, Total				3,798	$ 12,740		7,271
Percentage of Projected Net Cash Flow Discount					14.00%	14.00%
Percentage Of Projected Net Cash Flow Long Term Growth Rate					3.00%	3.00%
Dilutive Securities, Effect on Basic Earnings Per Share				0	$ 0		$ 0
Goodwill, Impairment Loss				$ 758	$ 528
Projected Future Cash Flow Years				5 years	5 years	5 years
Discount Rate For Cash Flows				25.00%
Long Term Growth Rate				7.10%
Shagrir Group [Member]
Business Acquisition [Line Items]
Percentage Of Ownership Interest Sold In Subsidiary		62.31%
Convertible Share Holders Loan Transferred To Ownership Interest Acquirer | ₪		₪ 11,350
Credit Line Guarantees Assumed By Acquirer As Consideration For Ownership Interest Sold In Subsidiary | ₪		1,300
Other Third Party Obligations Assumed By Acquirer As Consideration For Ownership Interest Sold In Subsidiary | ₪		₪ 11,370
Impairment of intangible and tangible assets [Member]
Business Acquisition [Line Items]
Goodwill, Impairment Loss				$ 758
ERP System and Motor Vehicles [Member]
Business Acquisition [Line Items]
Asset Impairment Charges					$ 594
Pointer Brazil [Member]
Business Acquisition [Line Items]
Percentage of share capital held, parent														48.80%
Noncontrolling Interest, Ownership Percentage by Parent										100.00%
Percentage of share capital transferred													51.20%
Percentage of share capital after transfer							100.00%
Shagrir Systems Limited [Member]
Business Acquisition [Line Items]
Percentage of share capital held, parent											45.50%	54.48%
Business Combination, Consideration Transferred				$ 7,800
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				994,357
Related Party Transaction, Amounts of Transaction				$ 683
Income Tax Expense (Benefit)				8,831
Debt Instrument, Interest Rate Terms	7%
Convertible Debt | ₪	₪ 3,000
Due to Related Parties				$ 200
Pointer Romania [Member]
Business Acquisition [Line Items]
Percentage of share capital held, other															65.00%	50.00%
Percentage of share capital transferred															15.00%
Pointer Argentina [Member]
Business Acquisition [Line Items]
Percentage of share capital held, parent				93.00%
Pointer Mexico [Member]
Business Acquisition [Line Items]
Percentage of share capital held, parent				100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				81,081
Percentage of share capital held, other				26.00%
Percentage of Shares Acquired on Acquisition				26.00%
CAR 2 GO Ltd [Member]
Business Acquisition [Line Items]
Percentage of share capital held, parent			58.46%
Contingent ownership percentage			62.30%
Cash paid for business acquisition | ₪			₪ 3,000
Number Of Shares Acquired | shares			3,087
Working Capital Deficit | ₪								₪ 1,960
Net Income (Loss) Attributable to Parent, Total | ₪						₪ 2,534
Goodwill, Impaired, Accumulated Impairment Loss					$ 528
Debt Instrument, Interest Rate Terms				the loan that had been granted to Car2go on May 15, 2009 (in a total of NIS 6 million) will bear interest of 6% instead of 4%
Debt Instrument, Maturity Date, Description				January 2014 to March 2016
Capital Raised From Third Parties | ₪	₪ 5,000
Discount On Issuance	30.00%
Dilutive Securities, Effect on Basic Earnings Per Share | ₪	₪ 10,000
Global Telematics S.A. Proprietary Limited [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent									100.00%
Business Acquisition Fair Value Of Consideration Transferred									$ 1,000